INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 14,625,674	$ 13,055,795
Allowance for bad debt	60,567	65,281
Stock-based compensation	2,223,337	2,167,730
Depreciation	19,373	10,702
Gross deferred tax asset	16,928,951	15,299,508
Less: deferred tax asset valuation allowance	(16,928,951)	(15,299,508)
Total net deferred tax asset
Less: Deferred tax liability - depreciation
Net deferred taxes